UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/09

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 5/05/09
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $204,830  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]



                                                         Market Value
Other   Voting
Issuer                              Class    Cusip       x 1000
DiscretiQuantityManagersAuthority

ABBOTT LABORATORIES CMN             COMMON   002824100        5412.042
Sole     113460  None    Sole
ALTRIA GROUP, INC. CMN              COMMON   00209S103          43.254
Sole       2700  None    Sole
AMERICAN STATES WATER CO CMN        COMMON   29899101          196.128
Sole       5400  None    Sole
APPLE, INC. CMN                     COMMON   037833100          10.512
Sole        100  None    Sole
AQUA AMERICA INC CMN                COMMON   03836W103       416.65937
Sole      20832  None    Sole
AUTOMATIC DATA PROCESSING, INC      COMMON   053015103          91.416
Sole       2600  None    Sole
BAXTER INTERNATIONAL INC CMN        COMMON   071813109          2048.8
Sole      40000  None    Sole
BERKSHIRE HATHAWAY INC CL-A (D      COMMON   084670108            86.7
Sole          1  None    Sole
BERKSHIRE HATHAWAY INC. CLASS       COMMON   084670207          346.86
Sole        123  None    Sole
BOARDWALK PIPELINE PARTNERS LP      COMMON   096627104          1209.6
Sole      54000  None    Sole
BP P.L.C. SPONSORED ADR CMN         COMMON   055622104         8533.28
Sole     212800  None    Sole
BRISTOL-MYERS SQUIBB COMPANY C      COMMON   110122108       11089.328
Sole     505900  None    Sole
BUCKEYE GP HOLDINGS L.P. CMN        COMMON   118167105          225.12
Sole      14000  None    Sole
BUCKEYE PARTNERS LP UNITS CMN       COMMON   118230101         1265.93
Sole      35500  None    Sole
CALIFORNIA WATER SERVICE GROUP      COMMON   130788102         159.068
Sole       3800  None    Sole
CATERPILLAR INC (DELAWARE) CMN      COMMON   149123101       1677.8796
Sole      60010  None    Sole
CELGENE CORPORATION CMN             COMMON   151020104           177.6
Sole       4000  None    Sole
CHEVRON CORPORATION CMN             COMMON   166764100        2175.214
Sole      32350  None    Sole
COACH INC CMN                       COMMON   189754104         2677.01
Sole     160300  None    Sole
COCA-COLA COMPANY (THE) CMN         COMMON   191216100           0.879
Sole         20  None    Sole
CONNECTICUT WATER SVC CMN           COMMON   207797101           81.12
Sole       4000  None    Sole
CONSOLIDATED EDISON INC CMN         COMMON   209115104        10.02133
Sole        253  None    Sole
COVIDIEN LTD. CMN                   COMMON   G2552X108         1711.86
Sole      51500  None    Sole
DUNCAN ENERGY PARTNERS L.P. CM      COMMON   265026104          179.64
Sole      12000  None    Sole
EAGLE ROCK ENERGY PARTNERS, LP      COMMON   26985R104         192.512
Sole      37600  None    Sole
ELI LILLY & CO CMN                  COMMON   532457108        8098.584
Sole     242400  None    Sole
EMERSON ELECTRIC CO. CMN            COMMON   291011104          171.48
Sole       6000  None    Sole
ENBRIDGE ENERGY MGMT, LLC CMN       COMMON   29250X103       500.71748
Sole      17284  None    Sole
ENBRIDGE ENERGY PARTNERS L P C      COMMON   29250R106         595.607
Sole      19900  None    Sole
ENTERPRISE PRODUCTS PART L.P C      COMMON   293792107      1099.88425
Sole      49433  None    Sole
EXXON MOBIL CORPORATION CMN         COMMON   30231G10        8172.9534
Sole     120014  None    Sole
GENERAL ELECTRIC CO CMN             COMMON   369604103        5596.896
Sole     553600  None    Sole
GOLDMAN SACHS GROUP, INC.(THE)      COMMON   38141G104          21.204
Sole        200  None    Sole
GOOGLE, INC. CMN CLASS A            COMMON   38259P508       263.82948
Sole        758  None    Sole
HARTFORD FINANCIAL SRVCS GROUP      COMMON   416515104       1002.8375
Sole     127750  None    Sole
HOSPIRA, INC. CMN                   COMMON   441060100       2662.9094
Sole      86290  None    Sole
JAMBA,INC. CMN                      COMMON   47023A101            7.68
Sole      16000  None    Sole
JOHNSON & JOHNSON CMN               COMMON   478160104         9094.54
Sole     172900  None    Sole
KIMBERLY CLARK CORP CMN             COMMON   494368103        5551.644
Sole     120400  None    Sole
KINDER MORGAN ENERGY PARTNERS,      COMMON   494550106      4720.72896
Sole     101043  None    Sole
KINDER MORGAN MANAGEMENT, LLC       COMMON   49455U100      5105.63836
Sole     125261  None    Sole
KRAFT FOODS INC CMN CLASS A         COMMON   50075N104        19.59291
Sole        879  None    Sole
LOEWS CORPORATION CMN               COMMON   540424108         4055.35
Sole     183500  None    Sole
MAGELLAN MIDSTREAM PARTNERS LP      COMMON   559080106        1251.162
Sole      42600  None    Sole
MEDCO HEALTH SOLUTIONS, INC. C      COMMON   58405U102     10353.43764
Sole     250446  None    Sole
MICROSOFT CORPORATION CMN           COMMON   594918104       184.21436
Sole      10028  None    Sole
MIDDLESEX WATER CO CMN              COMMON   596680108         95.9904
Sole       6666  None    Sole
NIKE CLASS-B CMN CLASS B            COMMON   654106103          1.8756
Sole         40  None    Sole
NORFOLK SOUTHERN CORPORATION C      COMMON   655844108          38.475
Sole       1140  None    Sole
ONEOK PARTNERS, L.P. LIMITED P      COMMON   68268N103          999.99
Sole      24600  None    Sole
PEPSICO INC CMN                     COMMON   713448108         133.848
Sole       2600  None    Sole
PFIZER INC. CMN                     COMMON   717081103       14335.731
Sole    1052550  None    Sole
PHILIP MORRIS INTL INC CMN          COMMON   718172109        2410.545
Sole      67750  None    Sole
PLAINS ALL AMERICAN PIPELINE L      COMMON   726503105        1191.024
Sole      32400  None    Sole
PROCTER & GAMBLE COMPANY (THE)      COMMON   742718109     11934.81923
Sole     253447  None    Sole
SIGMA-ALDRICH CORPORATION CMN       COMMON   826552101      4753.03725
Sole     125775  None    Sole
STANDARD & POORS DEP RCPTS SPD      COMMON   78462F10          170.968
Sole       2150  None    Sole
STATE STREET CORPORATION (NEW)      COMMON   857477103         258.552
Sole       8400  None    Sole
STD & PRS 400 MID-CAP DEP RCPT      COMMON   59563510         199.3275
Sole       2250  None    Sole
SUNOCO LOGISTICS PARTNERS LP C      COMMON   86786L108          618.84
Sole      12000  None    Sole
TARGA RESOURCES PARTNERS LP CM      COMMON   87611X105           98.67
Sole      11000  None    Sole
TC PIPELINES, L.P. CMN              COMMON   87233Q108        2329.425
Sole      78300  None    Sole
TEPPCO PARTNERS L.P. UNITS REP      COMMON   872384102        866.3625
Sole      38250  None    Sole
TOOTSIE ROLL & IND. CMN             COMMON   890516107         0.60816
Sole         28  None    Sole
TOOTSIE ROLL INDS INC CL-B CMN      COMMON   89051620          16.8075
Sole        747  None    Sole
WALT DISNEY COMPANY (THE) CMN       COMMON   254687106       3685.7536
Sole     202960  None    Sole
WILLIAMS PARTNERS L. P. CMN         COMMON   96950F104         300.204
Sole      26900  None    Sole
WILLIAMS PIPELINE PARTNERS L.P      COMMON   96950K103         273.236
Sole      16600  None    Sole
WILLIAMS-SONOMA, INC. CMN           COMMON   969904101     47304.54288
Sole    4692911  None    Sole
WYETH CMN                           COMMON   983024100         116.208
Sole       2700  None    Sole
ZIMMER HLDGS INC CMN                COMMON   98956P102       4146.0715
Sole     113591  None    Sole

                                                           204830.2362